UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 14, 2006


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 80


Form 13F Information Table Value Total: $128,075





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   COM              02209S103     2171    28360 SH       SOLE                    26285              2075
American Int'l Group           COM              026874107     2004    30241 SH       SOLE                    26516              3725
Anheuser-Busch                 COM              035229103     5751   121055 SH       SOLE                   100705             20350
Arrow International            COM              042764100      414    13000 SH       SOLE                     9500              3500
Avon Products                  COM              054303102     1823    59450 SH       SOLE                    51750              7700
Berkshire Hathaway A           COM              084670108     4311       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     7513     2367 SH       SOLE                     2121               246
Block (H&R)                    COM              093671105     1195    54950 SH       SOLE                    53850              1100
Brown Forman B                 COM              115637209      207     2700 SH       SOLE                     1700              1000
Cablevision Systems            COM              12686C109     1488    65512 SH       SOLE                    51021             14491
Cadbury Schweppes              COM              127209302     2071    48415 SH       SOLE                    44240              4175
Carpenter Technology           COM              144285103      484     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     4260    85760 SH       SOLE                    73226             12534
Coca-Cola Co.                  COM              191216100     2238    50095 SH       SOLE                    44145              5950
Comcast A SPCL                 COM              20030N200     3739   101570 SH       SOLE                    82670             18900
Comcast Corp. A                COM              20030N101      368     9972 SH       SOLE                     9972
ConocoPhillips                 COM              20825C104      349     5866 SH       SOLE                     5470               396
Costco Wholesale               COM              22160K105     1309    26350 SH       SOLE                    24650              1700
Diageo PLC ADR                 COM              25243Q205      925    13015 SH       SOLE                    12315               700
Dover Corp.                    COM              260003108     1555    32775 SH       SOLE                    30425              2350
Dress Barn                     COM              261570105      434    19900 SH       SOLE                    19900
Educate, Inc.                  COM              28138p100      144    18000 SH       SOLE                    18000
Expedia, Inc.                  COM              30212p105      398    25399 SH       SOLE                    25399
ExxonMobil Corp.               COM              30231G102     2299    34262 SH       SOLE                    22700             11562
Fulton Financial               COM              360271100      883    54542 SH       SOLE                    53447              1095
Gannett Co.                    COM              364730101     1439    25316 SH       SOLE                    21291              4025
General Electric               COM              369604103      615    17420 SH       SOLE                    15820              1600
Genuine Parts                  COM              372460105      342     7925 SH       SOLE                     6925              1000
Harley Davidson                COM              412822108      839    13375 SH       SOLE                    13150               225
Hershey Company                COM              427866108      353     6605 SH       SOLE                     3605              3000
Home Depot                     COM              437076102      772    21275 SH       SOLE                    18975              2300
IAC/InterActive Corp.          COM              45840Q101      335    11649 SH       SOLE                    11649
Int'l Game Tech.               COM              459902102     1275    30725 SH       SOLE                    26975              3750
J & J Snack Foods              COM              466032109      320    10300 SH       SOLE                    10300
Johnson & Johnson              COM              478160104     3744    57660 SH       SOLE                    47110             10550
Journal Register               COM              481138105      116    20500 SH       SOLE                    20500
Laboratory Corp.               COM              50540R409      515     7850 SH       SOLE                     7150               700
Liberty Capital A              COM              53071m302     1142    13667 SH       SOLE                    10688              2979
Liberty Interactive A          COM              53071m104     1394    68395 SH       SOLE                    53498             14897
Lindsay Mfg.                   COM              535555106      239     8300 SH       SOLE                     8300
Loews Corp.                    COM              540424108      572    15080 SH       SOLE                    10080              5000
Manpower, Inc.                 COM              56418H100      312     5100 SH       SOLE                     5100
Marathon Oil                   COM              565849106      238     3100 SH       SOLE                     3100
Martin Marietta Matrls.        COM              573284106     2262    26736 SH       SOLE                    20586              6150
Medical Services Intl          COM              58463C101        1  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100      744    15000 SH       SOLE                    13000              2000
Met-Pro Corp.                  COM              590876306      168    12800 SH       SOLE                    12800
Microsoft Corp.                COM              594918104     5126   187435 SH       SOLE                   152635             34800
Mile Marker Int'l              COM              599214202       86    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     5799    77890 SH       SOLE                    66990             10900
Montpelier Re Holdings         COM              G62185106      454    23400 SH       SOLE                    17850              5550
Nat'l Penn Bancshares          COM              637138108      354    18026 SH       SOLE                    16253              1773
Nestle Reg ADR                 COM              641069406     3844    44220 SH       SOLE                    37470              6750
Nutraceutical Int'l Corp.      COM              67060Y101      190    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      325     4986 SH       SOLE                     4986
Pfizer, Inc.                   COM              717081103     1765    62248 SH       SOLE                    39930             22318
Procter & Gamble               COM              742718109      657    10600 SH       SOLE                     8675              1925
Progressive Corp.              COM              743315103     7362   300000 SH       SOLE                   231100             68900
Radio One Inc. Cl D            COM              75040P405      153    24450 SH       SOLE                    24450
Respironics Inc.               COM              761230101      309     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      230    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2925    61035 SH       SOLE                    54735              6300
Sovereign Bancorp              COM              845905108     1100    51132 SH       SOLE                    51132
T J X Companies                COM              872540109     4670   166625 SH       SOLE                   140225             26400
Tel.& Data Sys Special         COM              879433860      283     6925 SH       SOLE                     6925
Teledyne Technologies          COM              879360105      203     5125 SH       SOLE                     5125
Telephone & Data Sys.          COM              879433100     1379    32750 SH       SOLE                    28975              3775
Thor Industries                COM              885160101      709    17225 SH       SOLE                    15625              1600
Tiffany & Company              COM              886547108     2822    84990 SH       SOLE                    77065              7925
Time Warner                    COM              887317105      584    32032 SH       SOLE                    30032              2000
Tyco International             COM              902124106     2152    76900 SH       SOLE                    62175             14725
United Health Group            COM              91324P102     1590    32315 SH       SOLE                    26415              5900
Unitrin, Inc.                  COM              913275103      560    12675 SH       SOLE                     8075              4600
Wachovia Corp.                 COM              929903102     2568    46014 SH       SOLE                    46014
Wal-Mart Stores                COM              931142103     3177    64418 SH       SOLE                    55343              9075
Washington Post Cl B           COM              939640108     5160     7002 SH       SOLE                     5879              1123
Waste Management               COM              94106L109     1017    27725 SH       SOLE                    21625              6100
Wells Fargo                    COM              949746101     1580    43673 SH       SOLE                    31450             12223
Whirlpool Corp.                COM              963320106     2642    31415 SH       SOLE                    26215              5200
Wrigley (Wm.), Jr.             COM              982526105      230     5000 SH       SOLE                     5000